Accumulated retained earnings	12 Months Ended
Dec. 31, 2025
Retained earnings [abstract]
Accumulated retained earnings	Accumulated retained earnings
a) Definitions
The balance of 'Equity - Accumulated gains and Other reserves' includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.
b) Breakdown
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2025	2024	2023
Restricted reserves	3,328	3,084	2,899
Legal reserveA	1,469	1,515	1,618
Own shares	480	421	649
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	1,336	1,105	589
Unrestricted reserves	31,519	24,186	16,033
Voluntary reservesB	26,357	20,362	14,284
Consolidation reserves attributable to the Bank	5,162	3,824	1,749
Reserves of subsidiaries	47,937	47,249	47,669
Reserves of entities accounted for using the equity method	1,643	1,831	1,762
	84,427	76,350	68,363
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.
i. Legal reserve
Under the Consolidated Spanish Corporate Enterprises Act, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.
Consequently, once again, after the capital reductions described in note 31 had been carried out, the balance of the legal reserve met the percentage of 20% of the share capital, and at 31 December 2025 the Legal reserve was at the stipulated level.
ii. Reserve for treasury shares
According to the Corporate Enterprises Act, an unavailable reserve equivalent to the amount for which Banco Santander's shares owned by subsidiaries are recorded. This reservation shall be freely available when the circumstances which have obliged its constitution disappear. In addition, this reserve covers the outstanding balance of loans granted by the Group with Banco Santander's share guarantee and the amount equivalent to the credits granted by the Group companies to third parties for the acquisition of own shares.
iii. Revaluation reserve Royal Decree Law 7/1996, of 7 June
The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From 1 January 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.
If the balance of this reserve were used in a manner other than that provided for in Royal Decree law 7/1996, of 7 June, it would be subject to taxation.
iv. Reserves of subsidiaries
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2025	2024	2023
Banco Santander (Brasil) S.A. (Consolidated Group)	16,085	15,107	14,512
Santander UK Group	7,973	8,576	8,700
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,977	5,248	5,684
Santander Consumer Finance Group	4,804	4,729	4,344
Banco Santander - Chile	4,560	4,250	4,112
Banco Santander Argentina S.A.	3,217	2,892	2,813
Banco Santander Totta, S.A. (Consolidated Group)	2,726	2,766	2,626
Santander Bank Polska S.A.	2,875	2,890	2,535
Grupo Santander Holdings USA	63	187	1,893
Santander Investment, S.A.	1,424	1,217	1,215
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	845	836	1,044
Banco Santander International SA (former Banco Santander (Suisse) S.A)	450	397	346
Other companies and consolidation adjustments	(2,062)	(1,846)	(2,155)
	47,937	47,249	47,669
Of which, restricted	4,722	4,175	3,870